Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	587,281,620.25	32,640
Yield Supplement Overcollateralization Amount 05/31/19	27,887,364.49	0
Receivables Balance 05/31/19	615,168,984.74	32,640
Principal Payments	22,069,035.60	675
Defaulted Receivables	745,746.91	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	26,450,465.26	0
Pool Balance at 06/30/19	565,903,736.97	31,928

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.87%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,972,393.11	232
Past Due 61-90 days	1,485,026.48	68
Past Due 91-120 days	136,109.12	13
Past Due 121+ days	0.00	0
Total	6,593,528.71	313

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	443,087.83
Aggregate Net Losses/(Gains) - June 2019	302,659.08
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.59%
Prior Net Losses Ratio	0.45%
Second Prior Net Losses Ratio	0.62%
Third Prior Net Losses Ratio	0.58%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	14,996,449.03
Actual Overcollateralization	14,996,449.03
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	48.43

Flow of Funds	$ Amount

Collections	24,028,673.16
Investment Earnings on Cash Accounts	6,626.30
Servicing Fee	(512,640.82)
Transfer to Collection Account	0.00
Available Funds	23,522,658.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,112,806.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,814,920.34
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,996,449.03
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,524,836.06

Total Distributions of Available Funds	23,522,658.64

Servicing Fee	512,640.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 06/17/19	571,718,657.31
Principal Paid	20,811,369.37
Note Balance @ 07/15/19	550,907,287.94

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2
Note Balance @ 06/17/19	118,038,657.31
Principal Paid	20,811,369.37
Note Balance @ 07/15/19	97,227,287.94
Note Factor @ 07/15/19	28.5962612%

Class A-3
Note Balance @ 06/17/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	340,000,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-4
Note Balance @ 06/17/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	83,100,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	30,580,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,186,453.21
Total Principal Paid	20,811,369.37
Total Paid	21,997,822.58

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	215,420.55
Principal Paid	20,811,369.37
Total Paid to A-2 Holders	21,026,789.92

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1844633
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7764649
Total Distribution Amount	21.9609282

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6335899
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.2099099
Total A-2 Distribution Amount	61.8434998

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	279.41
Noteholders' Principal Distributable Amount	720.59

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	2,548,816.60
Investment Earnings	4,860.95
Investment Earnings Paid	(4,860.95)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60